Business Risk and Liquidity	3 Months Ended	12 Months Ended
	Nov. 30, 2017	Aug. 31, 2017	Aug. 31, 2016
Business Risk and Liquidity [Text Block]
3.	Business Risk and Liquidity

The Company is subject to several categories of risk associated with its operating activities. The production and sale of alternative health products is an emerging industry in which business practices are not yet standardized and are subject to frequent scrutiny and evaluation by federal, state, provincial, and municipal authorities, academics, and media outlets, among others. Although we intend to develop our businesses in accordance with best ethical practices, we may suffer negative publicity if we, our partners, contractors, or customers are found to have engaged in any environmentally insensitive practices or other business practices that are viewed as unethical.

Our operations may require licenses and permits from various governmental authorities. We believe that we will be able to obtain all necessary licenses and permits under applicable laws and regulations for our operations and believe we will be able to comply in all material respects with the terms of such licenses and permits. However, such licenses and permits are subject to change in various circumstances. There can be no guarantee that we will be able to obtain or maintain all necessary licenses and permits, and failing to obtain or retain required licenses could have a materially adverse effect on the Company.

Lexaria and its subsidiaries are not involved directly or indirectly in the cultivation, processing, distribution, or utilization of Cannabis or Cannabis derived components. All of Lexaria’s consumer products utilize legally sourced Hemp and Hemp components in their production. Lexaria does have an ancillary involvement risk via out-licensing of its patented technology to licensees that choose to utilize its technology to manufacture products that contain locally or state approved but federally regulated and controlled contents. There can be no guarantee that changes in the regulatory framework and environment will not occur and such changes could have a materially adverse effect on the Company. It is possible some jurisdictions may even interpret Lexaria’s ancillary involvement as in contravention with regulations.

2.	Business Risk and Liquidity

The Company is subject to several categories of risk associated with its operating activities. The production and sale of alternative health products is an emerging industry in which business practices are not yet standardized and are subject to frequent scrutiny and evaluation by federal, state, provincial, and municipal authorities, academics, and media outlets, among others. Although we intend to develop our businesses in accordance with best ethical practices, we may suffer negative publicity if we, our partners, contractors, or customers are found to have engaged in any environmentally insensitive practices or other business practices that are viewed as unethical.

Our operations may require licenses and permits from various governmental authorities. We believe that we will be able to obtain all necessary licenses and permits under applicable laws and regulations for our operations and believe we will be able to comply in all material respects with the terms of such licenses and permits. However, such licenses and permits are subject to change in various circumstances. There can be no guarantee that we will be able to obtain or maintain all necessary licenses and permits, and failing to obtain or retain required licenses could have a materially adverse effect on the Company.

Lexaria and its subsidiaries are not involved directly or indirectly in the cultivation, processing, distribution, or utilization of Cannabis or Cannabis derived components. All of Lexaria’s consumer products utilize legally sourced Hemp and Hemp components in their production. Lexaria does have an ancillary involvement risk via out-licensing of its patented technology to licensees that choose to utilize its technology to manufacture products that contain locally or state approved but federally regulated and controlled contents. There can be no guarantee that changes in the regulatory framework and environment will not occur and such changes could have a materially adverse effect on the Company. It is possible some jurisdictions may even interpret Lexaria’s ancillary involvement as in contravention with regulations.

2.	Business Risk and Liquidity

The Company is subject to several categories of risk associated with its operating activities. The production and sale of alternative health products is an emerging industry in which business practices are not yet standardized and are subject to frequent scrutiny and evaluation by federal, state, provincial, and municipal authorities, academics, and media outlets, among others. Although we intend to develop our businesses in accordance with best ethical practices, we may suffer negative publicity if we, our partners, contractors, or customers are found to have engaged in any environmentally insensitive practices or other business practices that are viewed as unethical.

Our operations may require licenses and permits from various governmental authorities. We believe that we will be able to obtain all necessary licenses and permits under applicable laws and regulations for our operations and believe we will be able to comply in all material respects with the terms of such licenses and permits. However, such licenses and permits are subject to change in various circumstances. There can be no guarantee that we will be able to obtain or maintain all necessary licenses and permits, and failing to obtain or retain required licenses could have a materially adverse effect on the Company.